Cover Page	Jun. 09, 2020	Jun. 08, 2020
Cover [Abstract]
Document Type		8-K
Document Period End Date		Jun. 08, 2020
Entity Registrant Name		Callon Petroleum Co
Entity Incorporation, State or Country Code		DE
Entity File Number		001-14039
Entity Tax Identification Number		64-0844345
Entity Address, Address Line One		One Briarlake Plaza
Entity Address, Address Line Two		2000 W. Sam Houston Parkway S.
Entity Address, Address Line Three		Suite 2000
Entity Address, City or Town		Houston
Entity Address, State or Province		TX
Entity Address, Postal Zip Code		77042
City Area Code		281
Local Phone Number		589-5200
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, $0.01 par value
Trading Symbol		CPE
Security Exchange Name		NYSE
Entity Emerging Growth Company		false
Entity Central Index Key	0000928022
Amendment Flag	false